Interest-Bearing Loans and Borrowings (Details Narrative) $ in Thousands	2 Months Ended	3 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Mar. 25, 2022 USD ($)	Mar. 23, 2022 USD ($)	Mar. 22, 2022 USD ($)	Sep. 22, 2022 USD ($)	Oct. 29, 2009 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 22, 2021 USD ($)	Jul. 08, 2020 USD ($)	Dec. 31, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							10.36%	10.15%	9.96%
Borrowing costs capitalised							$ 8,991	$ 12,090
Finance costs							63,640	62,287	$ 65,299
Borrowings							562,105	547,295	542,350	$ 540,591
[custom:AccruedInterestExpense-0]							22,892	23,179
Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued												$ 500,000
Borrowings, interest rate												10.75%
Cash collateral released							$ 3,732
Description of collateral							the 2025 Notes and were replaced by the (1) Estefania H, (2) Valentina H and (3) Enrico H owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”). The 2025 Notes are currently secured by (i) the three vessels mentioned above and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”)
Borrowing costs capitalised							$ 7,629	12,018
Finance costs							53,750	53,750	53,601
Repurchase agreements and cash collateral on securities lent							21,500
Non-current portion of non-current notes and debentures issued							$ 478,500
Notes 2025 [member] | On or after August 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed							102.688%
Notes 2025 [member] | Upon certain changes in law [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption, Description							The Co-Issuers may also red
Notes 2025 [member] | Upon the occurence of certain change of control events [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed							101.00%
Notes Payable [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued							$ 41,964
Borrowing costs capitalised							$ 5,949
Number Of Periodic Payments							16
Borrowings Frequency Of Periodic Payment							semi-annual installments
Borrowings, interest rate basis							six-month SOFR plus CAS
Borrowings							$ 2,592
Interest expense on borrowings							471	556	608
Santander Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.20%
Description of collateral		is secured by assignments of certain receivables
Number Of Periodic Payments		12
Borrowings							2,914
Notional amount		$ 5,000
2022 BBVA Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.25%
Description of collateral			is secured by assignments of certain receivables
Borrowings Frequency Of Periodic Payment			quarterly
Borrowings							$ 14,630
Notional amount			$ 25,000
Number of loan tranches			2
Borrowings, scope			The 2022 BBVA Facility was used to repay existing debt with BBVA, and for general corporate purposes
2022 BBVA Facility [member] | First Tranche [member]
Disclosure of detailed information about borrowings [line items]
Amount drawn down				$ 17,000
2022 BBVA Facility [member] | Second Tranche [member]
Disclosure of detailed information about borrowings [line items]
Amount drawn down					$ 8,000
2022 Term Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Number Of Periodic Payments	12
Borrowings Frequency Of Periodic Payment	quarterly
Borrowings, interest rate basis	SOFR
Notional amount	$ 7,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid	$ 2,800
Repayment date							December 2023
Term Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.15%
Term Bank Loan 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							2.85%
Borrowing costs capitalised							$ 1,362
Borrowings Frequency Of Periodic Payment							quarterly
Borrowings, interest rate basis							SOFR
Notional amount							$ 40,000
Borrowings, scope							to refinance existing debt under the 2022 Term Bank Loan and for general corporate purposes
Borrowings Periodic Payment Terms Balloon Payment To Be Paid							$ 5,000
Term Bank Loan 2023 [Member] | Sixteen Installments [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment							2,875
Term Bank Loan 2023 [Member] | Eight Installments [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment							1,500
Six Liquid Barges [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										8.50%
Number Of Periodic Payments										20
Borrowings Frequency Of Periodic Payment										quarterly
Borrowings, interest rate basis										fixed rate
Borrowings							5,960
Interest expense on borrowings							619	838	1,071
Notional amount										$ 13,475
Number of loan tranches										6
Seller's credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										5.00%
Borrowings, interest rate basis										fixed rate
Borrowings							5,000
Interest expense on borrowings							$ 278	$ 475	$ 584
Notional amount											$ 15,000
Borrowings, scope										Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of the 2020 Fleet
Hidronave S.A. [member] | Pushboat Nazira [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													6.00%
Repayment date							September 2021
Non cash Or Part Non cash Acquisition Debt Assumed						$ 817